Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Cash flows from operating activities:
Net loss attributable to Safety Quick Lighting & Fans Corp.	$ (1,543,413)	$ (652,152)
Net loss attributable to non-controlling interest	(2)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	5,404	2,763
Amortization of debt issue costs	38,612	29,794
Amortization of debt discount	536,402	262,528
Amortization of patent	1,015	654
Amortization of GE trademark license	602,006
Change in fair value of derivative liabilities	(272,992)	(89,779)
Stock options issued for services - related parties		15,625
Accounts receivable	(1,419,217)
Prepaid expenses	13,729	26,490
Royalty payable	(75,130)
Other	(5,334)	(23,510)
Accounts payable & accrued expenses	694,946	82,524
Net cash used in operating activities	(1,423,976)	(345,063)
Cash flows from investing activities:
Purchase of property & equipment	(1,490)	(108,060)
Payment of patent costs	(5,956)	(8,700)
Net cash used in investing activities	(7,446)	(116,760)
Cash flows from financing activities:
Stock issued in exchange for interest	400,311
Repayments of notes	(25,682)	(24,197)
Repayments of notes - related party		(5,356)
Net cash provided (used) by financing activities	374,629	(29,553)
Increase (decrease) cash and cash equivalents	(1,056,793)	(491,376)
Cash and cash equivalents at beginning of year	1,241,487	1,132,977
Cash and cash equivalents at end of year	184,694	641,601
Supplementary disclosure of non-cash financing activities:
Conversion of note payable and accrued interest to convertible note
Debt forgiveness - related parties
Debt discount recorded on convertible debt accounted for as a derivative liability
Reclassification of derivative liability to additional paid-in-capital
Loss on debt extinguishment - related party
Sale of subsidiary ownership
Reacquired subsidiary ownership
Cash paid during the year for:
Interest	4,964	5,803
Income taxes